Note 10 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Assets and Liabilities, Lessee [Table Text Block]
	Classification on Consolidated Balance Sheet	December 31, 2019

Assets
Operating lease assets	Property and equipment, net	$2,742
Liabilities
Current - operating	Current lease liabilities	$827
Noncurrent - operating	Noncurrent lease liabilities	1,932

Total lease liabilities		$2,759
Weighted-average remaining lease term - operating leases (years)		6.00
Weighted-average discount rate - operating leases (1)		2.14%

Lease, Cost [Table Text Block]
Cash paid for operating leases	$1,648

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year	Operating Leases

2020	$1,227
2021	421
2022	327
2023	330
2024	806

Total minimum lease payments	3,111
Less: amount of lease payments representing interest	(352)
Present value of future minimum lease payments	2,759
Less: current obligation under leases	(827)
Long-term lease obligations	$1,932

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Operating Leases

2019	$1,304
2020	471
2021	66

Total minimum lease payments	$1,841